Investments in Joint Ventures - Summary of Movements in Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [abstract]
Beginning balance	¥ 627	¥ 577
Additions		102
Share of results	(13)	17	¥ 34
Dividend declared during the year	(20)	(69)
Ending balance	¥ 594	¥ 627	¥ 577